Note 5 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5
Loans Receivable, Net
A summary of
loans receivable at
December
31,
2016
and
2015,
is as follows:

(Dollars in thousands)	201 6	201 5
Residential real estate loans:
Single family conventional	$103,125	90,587
Single family FHA	92	206
Single family VA	38	152
	103,255	90,945
Commercial real estate:
Lodging	43,285	27,428
Retail/office	53,935	45,097
Nursing home/health care	8,185	9,183
Land developments	24,240	21,272
Golf courses	1,560	4,163
Restaurant/bar/café	5,851	5,854
Alternative fuel plants	0	2,205
Warehouse	26,630	18,337
Construction:
Single family builder	21,944	15,152
Multi-family	2,610	18,865
Commercial real estate	6,794	4,086
Manufacturing	15,743	11,585
Churches/community service	10,199	8,195
Multi-family	36,777	12,324
Other	41,327	43,607
	299,080	247,353
Consumer:
Autos	3,036	2,885
Home equity line	40,476	38,980
Home equity	16,302	14,782
Other – secured	2,048	2,031
Recreational vehicles	7,553	2,650
Land/lot s	2,362	1,144
Other – unsecured	1,506	1,943
	73,283	64,415

Commercial business	85,176	70,106
Total loans	560,794	472,819
Less:
Unamortized discounts	20	16
Net deferred loan costs	(300)	(91)
Allowance for loan losses	9,903	9,709
Total loans receivable, net	$551,171	463,185
Commitments to originate or purchase loans	$47,220	27,184
Commitments to deliver loans to secondary market	$9,595	8,071
Weighted average contractual rate of loans in portfolio	4.45%	4.54%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating
$29.6
million and
$22.3
million as of
December
31,
2016
and
2015,
respectively. The interest rates on these loan commitments ranged from
2.75%
to
5.125%
at
December
31,
2016
and from
3.00%
to
5.49%
at
December
31,
2015.
The aggregate amount
of loans to executive officers and directors of the Company was
$0.2
million,
$2.7
million and
$2.8
million at
December
31,
2016,
2015
and
2014,
respectively. During
2016,
there was no activity on loans to executive officers and directors other than the
$2.5
million in loans that were reclassified during the period due to a change in borrower classification. During
2015,
repayments on loans to executive officers and directors were
$0.1
million, new loans to executive officers and directors totaled
$0.2
million, and loans closed or paid off were
$0.2
million. During
2014,
repayments on loans to executive officers and directors were
$0.1
million, new loans to executive officers and directors totaled
$0.2
million, sales of executive officer and director loans were
$0.2
million, and loans reclassified were
$0.2
million. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At
December
31,
2016,
2015
and
2014,
the Company was servicing loans for others with aggregate unpaid principal balances of approximately
$425.5
million,
$391.9
million and
$379.7
million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota,
Wisconsin, and Iowa. At
December
31,
2016
and
2015,
the Company had in its portfolio single-family residential loans located in the following states:

	201 6		201 5
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$4,470	4.3%	$5,387	5.9%
Minnesota	87,135	84.4	75,417	82.9
Missouri	1,206	1.2	918	1.0
Wisconsin	8,779	8.5	7,956	8.8
Other states	1,665	1.6	1,267	1.4
Total	$103,255	100.0%	$90,945	100.0%
Amounts under one million dollars in both years are included in “Other states”.

At
December
31,
201
6
and
2015,
the Company had in its portfolio commercial real estate loans located in the following states:

	201 6		201 5
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$1,902	0.7%	$2,056	0.8%
Florida	3,781	1.3	3,738	1.5
Idaho	3,529	1.2	3,678	1.5
Indiana	2,189	0.7	4,608	1.9
Iowa	1,973	0.7	1,106	0.4
Minnesota	213,983	71.5	184,670	74.7
North Carolina	2,926	1.0	4,203	1.7
North Dakota	8,447	2.8	7,979	3.2
Tennessee	1,036	0.3	260	0.1
Wisconsin	57,512	19.2	31,918	12.9
Other states	1,802	0.6	3,137	1.3
Total	$299,080	100.0%	$247,353	100.0%
Amounts under one million dollars in both years are included in “Other states”.